Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Claims recovery service income							$ 498,000		$ 498,000	[1]	$ 18,542,000	[1]
Interest expense	$ 101,990,000	[2]	$ 73,618,000	[2]	$ 199,943,000	[2]	116,008,000	[2]	289,169,000	[3]	121,011,000	[3]
Related Party [Member]
Related party expenses	46,600		0		91,700		0		200,000		400,000
Interest expense	77,700,000		55,600,000		152,500,000		94,000,000		226,500,000		84,700,000
VRM [Member]
Claims recovery service income									0		10,600,000
MSP Recovery Law Firm [Member]
Related party expenses	$ 3,000,000		$ 4,700,000		$ 6,000,000		$ 8,900,000		19,200,000		29,700,000
MSP Recovery Law Firm [Member] | Related Party [Member]
Related party expenses									$ 300		$ 400,000

[1]	For the years ended December 31, 2022 and 2021, Claims recovery service income included $10.6 million, and $11.5 million, respectively, of Claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the year ended December 31, 2023. See Note 15, Related Party Transactions, for further details.
[2]	For the three and six months ended June 30, 2024 and 2023, interest expense included $77.7 million and $152.5 million, and $55.6 million and $94.0 million, respectively, related to interest expense due to related parties. See Note 15, Related Party Transactions, for further details.
[3]	For the year ended December 31, 2023 and 2022, Interest expense included $226.5 million and $84.7 million, respectively, of interest expense to related parties. For the year ended December 31, 2021 the interest expense to related parties was de minimis.